Class K [Member] Expense Example - Class K - BlackRock Advantage Emerging Markets Fund - Class K	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	935
Expense Example, with Redemption, 10 Years	$ 2,155